NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Less: Current portion	$ (725,071)	$ (791,289)	$ (412,405)
Long-term portion	485,348	347,757	107,329
Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	259,551	84,406
Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	1,210,419	1,139,046
Loans Payable [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	936,120	1,014,340
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	$ 14,748	$ 40,300	$ 34,069